Standby Letters of Credits (SBLCs) by Investment Grade (Detail) (Standby letters of credit)	Dec. 31, 2011	Dec. 31, 2010
Investment grade
Concentration Risk [Line Items]
Standby letters of credit	91.00%	89.00%
Noninvestment grade
Concentration Risk [Line Items]
Standby letters of credit	9.00%	11.00%